UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07288
                                   ---------

                      FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
                      -------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               -----------------------------------------------
             (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 9/30
                         ----

Date of reporting period: 9/30/06
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                                        SEPTEMBER 30, 2006
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                 [PHOTO OMITTED]

--------------------------------------------------------------------------------
ANNUAL REPORT AND SHAREHOLDER LETTER                           INCOME
--------------------------------------------------------------------------------
                                                      WANT TO RECEIVE
                                                      THIS DOCUMENT
                                                      FASTER VIA EMAIL?
                    FRANKLIN
          STRATEGIC MORTGAGE PORTFOLIO                Eligible shareholders can
                                                      sign up for eDelivery at
                                                      franklintempleton.com.
                                                      See inside for details.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                              Franklin Templeton Investments

                              GAIN FROM OUR PERSPECTIVE (R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth - and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

[PHOTO OMITTED]

Not part of the annual report

Contents

SHAREHOLDER LETTER ........................................................    1

ANNUAL REPORT

Franklin Strategic Mortgage Portfolio .....................................    3

Performance Summary .......................................................    7

Your Fund's Expenses ......................................................    9

Financial Highlights and
Statement of Investments ..................................................   11

Financial Statements ......................................................   18

Notes to
Financial Statements ......................................................   21

Report of Independent
Registered Public
Accounting Firm ...........................................................   30

Tax Designation ...........................................................   31

Board Members and Officers ................................................   32

Shareholder Information ...................................................   36

--------------------------------------------------------------------------------


Annual Report

Franklin Strategic Mortgage Portfolio

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Strategic Mortgage Portfolio seeks high total return (a combination of high current income and capital appreciation) relative to the performance of the general mortgage securities market by investing at least 80% of its net assets in a portfolio of mortgage securities. The Fund normally focuses its investments in mortgage pass-through securities, which are securities representing interests in "pools" of mortgage loans issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some of the Fund's investments may include securities issued by government-sponsored entities, such as Fannie Mae and Freddie Mac. 1

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL
1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Franklin Strategic Mortgage Portfolio covers the fiscal year ended September 30, 2006.

PERFORMANCE OVERVIEW

For the year under review, Franklin Strategic Mortgage Portfolio - Class A delivered a +3.73% cumulative total return. The Fund underperformed its benchmark, the Citigroup Mortgage Index, which returned +4.25% for the same period. 2 For comparison, the Lipper U.S. Mortgage Funds Classification Average returned +3.48%, and the Lehman Brothers U.S. Treasury Index, a

1. Securities owned by the Fund but not shares of the Fund are guaranteed by the U.S. government, its agencies or instrumentalities as to the timely payment of principal and interest. Although U.S. government-sponsored entities may be chartered or sponsored by acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury. Please refer to the Fund's prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities. The Fund's yield and share price are not guaranteed and will fluctuate with market conditions.

2. Source: Standard & Poor's Micropal. The Citigroup Mortgage Index is the mortgage component of the Citigroup U.S. Broad Investment-Grade Bond Index and comprises 30- and 15-year GNMA, FNMA and FHLMC securities and FNMA and FHLMC balloon mortgages. The index is unmanaged and includes reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 12.

                                                               Annual Report | 3

PORTFOLIO BREAKDOWN
9/30/06

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                     INVESTMENTS
--------------------------------------------------------------------------------
 Federal National Mortgage
 Association (FNMA)                                                        47.4%
--------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp.
 (FHLMC)                                                                   30.1%
--------------------------------------------------------------------------------
 Asset-Backed Securities and
 Commercial Mortgage-Backed
 Securities                                                                18.8%
--------------------------------------------------------------------------------
 Government National Mortgage
 Association (GNMA)                                                         2.6%
--------------------------------------------------------------------------------
 Short-Term Investments                                                     1.1%
--------------------------------------------------------------------------------

component of the Lehman Brothers U.S. Government Index, returned +3.09%. 3 You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.

ECONOMIC AND MARKET OVERVIEW

The U.S. economy continued to grow during the year under review, although the pace in the second and third quarters of 2006 slowed from the first quarter's 5.6% annualized rate. Overall, several factors contributed to real growth. During most of the reporting period, labor markets improved, indicated by nonfarm payroll data and the unemployment rate. Rising personal income also helped support consumer spending increases. However, the economy experienced rising inflation pressures, largely due to high energy prices and increasing labor costs. In addition, productivity growth and the pace of business spending slowed.

Oil prices reached a historical high during the year under review, which contributed to the rise in headline, or overall, inflation. Core inflation, which excludes food and energy costs, remained contained but nonetheless began to experience some upward pressure. For example, while September's headline Consumer Price Index (CPI) reported a 12-month rise of 2.1%, core CPI increased 2.9%. 4 Oil prices fell in the latter part of the reporting period, partly due to ample supply and easing demand. This price drop, in conjunction with relatively stable inflation, contributed to declining interest rates.

Several times during the period the Federal Reserve Board (Fed) acknowledged the economy's strength as well as the potential inflationary pressure from high energy prices. The Fed raised the federal funds target rate from 3.75% to 5.25%,

3. Sources: Lipper Inc.; Lehman Brothers Inc. The Lipper U.S. Mortgage Funds Classification Average is calculated by averaging the total return for all funds within the Lipper U.S. Mortgage Funds classification in the Lipper Open-End underlying funds universe for the period indicated. Lipper U.S. Mortgage Funds are defined as funds that invest primarily in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies. For the one-year period ended 9/30/06, the Lipper U.S. Mortgage Funds Classification Average consisted of 78 funds. Lipper calculations do not include sales charges or expense subsidization by a fund's manager. The Fund's performance relative to the average might have differed if these or other factors had been considered. The Lehman Brothers U.S. Treasury Index includes public obligations of the U.S. Treasury with a remaining maturity of one year or more. All issues must have at least one year to final maturity regardless of call features, have at least $250 million par amount outstanding and be rated investment grade (Baa3 or better). They must also be dollar denominated, nonconvertible and publicly issued. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed. The Fund's investment return and share price fluctuate with market conditions. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

4.    Source: Bureau of Labor Statistics.

4 | Annual Report
and then suspended its rate hikes in August. The Fed indicated its future decisions would be highly dependent on forthcoming economic data. The 10-year Treasury note yield rose from 4.34% at the beginning of the period to a high of 5.25% on June 28 and then fell to 4.64% on September 30, 2006. The decline reflected some concerns about the slowing housing market and its potential effect on the economy.

INVESTMENT STRATEGY

We invest at least 80% of the Fund's net assets in mortgage securities. Normally we focus on mortgage pass-through securities issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), Fannie Mae and Freddie Mac. At least 65% of total assets are invested in securities rated AAA by Standard & Poor's (S&P) Rating Group or Aaa by Moody's Investors Service (Moody's), independent credit rating agencies. The remaining 35% of portfolio securities will be rated at least BBB by S&P or Baa by Moody's or, if unrated, securities will be deemed of comparable quality by the Fund's manager. We analyze securities using research to help identify attractive investment opportunities.

MANAGER'S DISCUSSION

Our research shows that over the past 5-, 10- and 15-year time periods, mortgage-backed securities, agency debentures and mortgage-related asset-backed securities (ABS) have offered attractive risk-adjusted returns when compared with a variety of asset classes including U.S. Treasury securities, investment grade and high yield corporate bonds, and large- and small-capitalization stocks. These time periods include various credit, prepayment, economic and interest rate cycles. In general, the sectors in which the Fund invests have tended to outperform comparable maturity Treasury securities during rising interest rate environments because of their higher income and lower volatility.

During the Fund's fiscal year, the mortgage-backed securities marketplace became more attractive as yield spreads over Treasuries widened. In fact, the yield spread of the Lehman Brothers Fixed Rate Mortgage Backed Securities (MBS) Index reached a high of 57 basis points (100 basis points equal one percentage point) before tightening to 48 basis points by period-end. 5 We also continued to look for value in housing-related ABS. These securities have historically offered investors attractive risk-adjusted returns and relatively low volatility.

5. Source: Standard & Poor's Micropal. The Lehman Brothers Fixed Rate MBS Index is the MBS Fixed Rate component of the U.S. Aggregate Index and covers the mortgage -backed pass-through securities of GNMA, FNMA and FHLMC. The index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates.

DIVIDEND DISTRIBUTIONS*
10/1/05-9/30/06

--------------------------------------------------------------------------------
 MONTH                                                       DIVIDEND PER SHARE
--------------------------------------------------------------------------------
 October                                                           4.0156 cents
--------------------------------------------------------------------------------
 November                                                          4.0573 cents
--------------------------------------------------------------------------------
 December                                                          3.9307 cents
--------------------------------------------------------------------------------
 January                                                           4.1913 cents
--------------------------------------------------------------------------------
 February                                                          4.0761 cents
--------------------------------------------------------------------------------
 March                                                             4.1401 cents
--------------------------------------------------------------------------------
 April                                                             3.8172 cents
--------------------------------------------------------------------------------
 May                                                               4.3758 cents
--------------------------------------------------------------------------------
 June                                                              4.1301 cents
--------------------------------------------------------------------------------
 July                                                              4.0792 cents
--------------------------------------------------------------------------------
 August                                                            4.1137 cents
--------------------------------------------------------------------------------
 September                                                         3.9637 cents
--------------------------------------------------------------------------------
 TOTAL                                                            48.8908 CENTS
--------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

                                                               Annual Report | 5

Thank you for your continued participation in Franklin Strategic Mortgage Portfolio. We look forward to serving your future investment needs.


[PHOTO OMITTED]       /s/ Roger A. Bayston

                      Roger A. Bayston, CFA
                      Portfolio Manager
                      Franklin Strategic Mortgage Portfolio


THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

6 | Annual Report

Performance Summary as of 9/30/06

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-------------------------------------------------------------------------------------------------
  CLASS A (SYMBOL: FSMIX)                               CHANGE          9/30/06        9/30/05
-------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                -$0.14            $9.59          $9.73
-------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (10/1/05-9/30/06)
-------------------------------------------------------------------------------------------------
  Dividend Income                       $0.488908
-------------------------------------------------------------------------------------------------

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES THE SALES CHARGE. AVERAGE ANNUAL TOTAL RETURN INCLUDES THE MAXIMUM SALES CHARGE. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------------------------
  CLASS A                                               1-YEAR           5-YEAR        10-YEAR
--------------------------------------------------------------------------------------------------
  Cumulative Total Return 2                             +3.73%          +24.01%        +83.55%
--------------------------------------------------------------------------------------------------
  Average Annual Total Return 3                         -0.66%           +3.49%         +5.80%
--------------------------------------------------------------------------------------------------
     Distribution Rate 4                    4.99%
--------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 5            4.45%
--------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                               Annual Report | 7

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT 1

Total return represents the change in value of an investment over the periods shown. It includes the applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------------------------------------
 CLASS A                                                                 9/30/06
--------------------------------------------------------------------------------
 1-Year                                                                   -0.66%
--------------------------------------------------------------------------------
 5-Year                                                                   +3.49%
--------------------------------------------------------------------------------
 10-Year                                                                  +5.80%
--------------------------------------------------------------------------------


CLASS A (10/1/96-9/30/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


                   FRANKLIN STRATEGIC MORTGAGE        CITIGROUP
    DATE               PORTFOLIO - CLASS A         MORTGAGE INDEX 6
-------------------------------------------------------------------
 10/1/1996                   $ 9,577                  $10,000
10/31/1996                   $ 9,763                  $10,194
11/30/1996                   $ 9,900                  $10,335
12/31/1996                   $ 9,861                  $10,289
 1/31/1997                   $ 9,930                  $10,376
 2/28/1997                   $ 9,948                  $10,387
 3/31/1997                   $ 9,912                  $10,302
 4/30/1997                   $10,054                  $10,458
 5/31/1997                   $10,142                  $10,556
 6/30/1997                   $10,244                  $10,677
 7/31/1997                   $10,408                  $10,875
 8/31/1997                   $10,401                  $10,855
 9/30/1997                   $10,520                  $10,985
10/31/1997                   $10,622                  $11,103
11/30/1997                   $10,648                  $11,141
12/31/1997                   $10,747                  $11,242
 1/31/1998                   $10,848                  $11,347
 2/28/1998                   $10,873                  $11,382
 3/31/1998                   $10,912                  $11,426
 4/30/1998                   $10,968                  $11,490
 5/31/1998                   $11,045                  $11,571
 6/30/1998                   $11,109                  $11,622
 7/31/1998                   $11,159                  $11,679
 8/31/1998                   $11,275                  $11,785
 9/30/1998                   $11,436                  $11,926
10/31/1998                   $11,438                  $11,913
11/30/1998                   $11,509                  $11,968
12/31/1998                   $11,559                  $12,028
 1/31/1999                   $11,627                  $12,111
 2/28/1999                   $11,569                  $12,066
 3/31/1999                   $11,635                  $12,149
 4/30/1999                   $11,686                  $12,209
 5/31/1999                   $11,609                  $12,127
 6/30/1999                   $11,578                  $12,099
 7/31/1999                   $11,511                  $12,016
 8/31/1999                   $11,503                  $12,009
 9/30/1999                   $11,699                  $12,214
10/31/1999                   $11,750                  $12,279
11/30/1999                   $11,761                  $12,289
12/31/1999                   $11,731                  $12,249
 1/31/2000                   $11,639                  $12,155
 2/29/2000                   $11,770                  $12,298
 3/31/2000                   $11,889                  $12,430
 4/30/2000                   $11,906                  $12,436
 5/31/2000                   $11,918                  $12,446
 6/30/2000                   $12,165                  $12,715
 7/31/2000                   $12,248                  $12,795
 8/31/2000                   $12,438                  $12,984
 9/30/2000                   $12,588                  $13,123
10/31/2000                   $12,682                  $13,221
11/30/2000                   $12,875                  $13,416
12/31/2000                   $13,131                  $13,631
 1/31/2001                   $13,318                  $13,843
 2/28/2001                   $13,395                  $13,919
 3/31/2001                   $13,485                  $14,010
 4/30/2001                   $13,499                  $14,024
 5/31/2001                   $13,576                  $14,111
 6/30/2001                   $13,634                  $14,131
 7/31/2001                   $13,862                  $14,394
 8/31/2001                   $13,981                  $14,525
 9/30/2001                   $14,175                  $14,739
10/31/2001                   $14,358                  $14,939
11/30/2001                   $14,269                  $14,803
12/31/2001                   $14,229                  $14,749
 1/31/2002                   $14,360                  $14,894
 2/28/2002                   $14,502                  $15,056
 3/31/2002                   $14,351                  $14,904
 4/30/2002                   $14,633                  $15,182
 5/31/2002                   $14,736                  $15,293
 6/30/2002                   $14,864                  $15,417
 7/31/2002                   $15,040                  $15,591
 8/31/2002                   $15,151                  $15,728
 9/30/2002                   $15,279                  $15,843
10/31/2002                   $15,330                  $15,903
11/30/2002                   $15,326                  $15,888
12/31/2002                   $15,489                  $16,055
 1/31/2003                   $15,526                  $16,101
 2/28/2003                   $15,620                  $16,211
 3/31/2003                   $15,638                  $16,206
 4/30/2003                   $15,703                  $16,267
 5/31/2003                   $15,740                  $16,275
 6/30/2003                   $15,753                  $16,310
 7/31/2003                   $15,452                  $16,016
 8/31/2003                   $15,552                  $16,120
 9/30/2003                   $15,799                  $16,396
10/31/2003                   $15,726                  $16,340
11/30/2003                   $15,778                  $16,388
12/31/2003                   $15,935                  $16,548
 1/31/2004                   $16,038                  $16,653
 2/29/2004                   $16,189                  $16,798
 3/31/2004                   $16,234                  $16,871
 4/30/2004                   $15,998                  $16,575
 5/31/2004                   $15,967                  $16,522
 6/30/2004                   $16,083                  $16,665
 7/31/2004                   $16,204                  $16,821
 8/31/2004                   $16,475                  $17,098
 9/30/2004                   $16,495                  $17,122
10/31/2004                   $16,613                  $17,268
11/30/2004                   $16,571                  $17,217
12/31/2004                   $16,656                  $17,344
 1/31/2005                   $16,741                  $17,432
 2/28/2005                   $16,691                  $17,356
 3/31/2005                   $16,642                  $17,309
 4/30/2005                   $16,811                  $17,514
 5/31/2005                   $16,954                  $17,655
 6/30/2005                   $16,993                  $17,717
 7/31/2005                   $16,905                  $17,633
 8/31/2005                   $17,067                  $17,790
 9/30/2005                   $16,946                  $17,692
10/31/2005                   $16,842                  $17,579
11/30/2005                   $16,896                  $17,633
12/31/2005                   $17,035                  $17,816
 1/31/2006                   $17,074                  $17,860
 2/28/2006                   $17,146                  $17,954
 3/31/2006                   $17,006                  $17,791
 4/30/2006                   $16,985                  $17,795
 5/31/2006                   $16,956                  $17,747
 6/30/2006                   $16,976                  $17,795
 7/31/2006                   $17,213                  $18,060
 8/31/2006                   $17,433                  $18,322
 9/30/2006                   $17,579                  $18,444


ENDNOTES

THE FUND'S SHARE PRICE AND YIELD MAY BE AFFECTED BY INTEREST RATE MOVEMENTS AND MORTGAGE PREPAYMENTS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS THE PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

1. Past expense reductions by the Fund's manager increased the Fund's total returns. If the manager had not taken this action, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated.

4. Distribution rate is based on the sum of distributions per share for the 30 days of September and the maximum offering price of $10.02 on 9/30/06.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 9/30/06.

6. Source: Standard & Poor's Micropal. The Citigroup Mortgage Index is the mortgage component of the Citigroup U.S. Broad Investment-Grade Bond Index and comprises 30- and 15-year GNMA, FNMA and FHLMC securities, and FNMA and FHLMC balloon mortgages.


8 | Annual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

                                                               Annual Report | 9

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                      VALUE 4/1/06      VALUE 9/30/06    PERIOD* 4/1/06-9/30/06
------------------------------------------------------------------------------------------------------
Actual                                           $1,000          $1,033.70              $2.75
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000          $1,022.36              $2.74
------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 0.54%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

10 | Annual Report

Franklin Strategic Mortgage Portfolio

FINANCIAL HIGHLIGHTS

                                                            ----------------------------------------------------------------------
                                                                                   YEAR ENDED SEPTEMBER 30,
                                                               2006           2005           2004           2003           2002
                                                            ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ......................   $     9.73     $     9.96     $    10.06     $    10.36     $    10.27
                                                            ----------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ................................        0.418          0.391          0.328          0.285          0.488

 Net realized and unrealized gains (losses) .............       (0.069)        (0.123)         0.112          0.048          0.280
                                                            ----------------------------------------------------------------------

Total from investment operations ........................        0.349          0.268          0.440          0.333          0.768
                                                            ----------------------------------------------------------------------

Less distributions from:

 Net investment income ..................................       (0.489)        (0.498)        (0.540)        (0.542)        (0.596)

 Net realized gains .....................................           --             --             --         (0.091)        (0.082)
                                                            ----------------------------------------------------------------------

Total distributions .....................................       (0.489)        (0.498)        (0.540)        (0.633)        (0.678)
                                                            ----------------------------------------------------------------------

Redemption fees .........................................           -- e           -- e           -- e           --             --
                                                            ----------------------------------------------------------------------

Net asset value, end of year ............................   $     9.59     $     9.73     $     9.96     $    10.06     $    10.36
                                                            ======================================================================

Total return c ..........................................         3.73%          2.74%          4.41%          3.40%          7.79%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .........................   $  287,865     $  367,759     $  376,848     $  421,827     $  407,701

Ratios to average net assets:

 Expenses before waiver and payments by affiliates ......         0.55%          0.55%          0.54%          0.52%          0.54%

 Expenses net of waiver and payments by affiliates ......         0.55% f        0.55% f        0.54% f        0.52%          0.25%

 Net investment income ..................................         4.48%          3.97%          3.29%          2.79%          4.78%

Portfolio turnover rate .................................       247.03%        160.36%        245.18%        288.41%        219.99%

Portfolio turnover rate excluding mortgage dollar rolls d        38.75%         36.26%         50.14%        125.17%         87.47%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding for years ended September 30, 2002, through September 30, 2004.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     See Note 1(f) regarding mortgage dollar rolls.

e     Amount rounds to less than $0.001 per share.

f     Benefit of expense reduction rounds to less than 0.01%.


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 11

Franklin Strategic Mortgage Portfolio

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006

------------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL AMOUNT c       VALUE
------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 123.6%
  MORTGAGE-BACKED SECURITIES 100.1%
a FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 4.5%
  FHLMC, 3.274%, 5/01/34 ...............................................................           862,330        $    852,520
  FHLMC, 3.846%, 7/01/34 ...............................................................           243,399             242,916
  FHLMC, 4.011%, 9/01/34 ...............................................................           250,198             246,345
  FHLMC, 4.226%, 1/01/34 ...............................................................         1,306,568           1,314,489
  FHLMC, 5.221%, 1/01/32 ...............................................................           364,338             374,216
  FHLMC, 5.299%, 10/01/18 ..............................................................           254,640             258,198
  FHLMC, 5.826%, 4/01/24 ...............................................................           394,947             397,216
  FHLMC, 5.837%, 7/01/30 ...............................................................           591,946             599,478
  FHLMC, 6.079%, 1/01/28 ...............................................................           466,041             468,850
  FHLMC, 6.341%, 7/01/24 ...............................................................           204,811             208,543
  FHLMC, 6.375%, 4/01/17 ...............................................................            84,983              85,004
  FHLMC, 6.481%, 11/01/16 ..............................................................           552,480             554,458
  FHLMC, 6.505%, 5/01/20 ...............................................................           314,829             316,389
  FHLMC, 6.595%, 11/01/25 ..............................................................           104,183             104,523
  FHLMC, 6.641%, 5/01/30 ...............................................................           427,824             435,353
  FHLMC, 6.652%, 7/01/22 ...............................................................         1,850,488           1,868,055
  FHLMC, 6.773%, 9/01/27 ...............................................................           250,696             254,526
  FHLMC, 6.799%, 1/01/31 ...............................................................           444,520             451,460
  FHLMC, 6.817%, 11/01/25 ..............................................................           555,475             563,438
  FHLMC, 6.845%, 12/01/30 ..............................................................           226,306             232,399
  FHLMC, 6.875%, 4/01/18 ...............................................................           110,075             111,938
  FHLMC, 6.908%, 5/01/22 ...............................................................            99,232             101,111
  FHLMC, 6.928%, 11/01/19 ..............................................................           228,820             236,243
  FHLMC, 6.961%, 4/01/31 ...............................................................            70,769              72,526
  FHLMC, 7.015%, 3/01/19 ...............................................................           284,495             290,234
  FHLMC, 7.042%, 4/01/30 ...............................................................         2,097,153           2,111,404
  FHLMC, 7.372%, 8/01/31 ...............................................................           108,993             109,367
                                                                                                                  ------------
                                                                                                                    12,861,199
                                                                                                                  ------------
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 33.2%
  FHLMC 15 Year, 6.50%, 2/01/19 ........................................................           838,670             863,023
  FHLMC 15 Year, 8.00%, 4/01/08 ........................................................             2,362               2,385
b FHLMC 30 Year, 5.50%, 10/15/35 .......................................................        19,500,000          19,231,875
  FHLMC Gold 15 Year, 4.50%, 10/01/18 ..................................................         5,713,437           5,522,525
  FHLMC Gold 15 Year, 4.50%, 10/01/18 ..................................................         3,230,807           3,122,499
  FHLMC Gold 15 Year, 4.50%, 11/01/18 ..................................................         4,236,826           4,094,793
  FHLMC Gold 15 Year, 4.50%, 11/01/18 - 3/01/20 ........................................         6,842,858           6,604,325
  FHLMC Gold 15 Year, 5.00%, 10/01/17 - 8/01/18 ........................................         4,316,198           4,254,469
  FHLMC Gold 15 Year, 6.50%, 3/01/09 - 4/01/11 .........................................             4,759               4,803
  FHLMC Gold 15 Year, 7.00%, 6/01/09 - 7/01/11 .........................................             6,327               6,433
  FHLMC Gold 15 Year, 7.50%, 4/01/10 ...................................................             2,376               2,431
  FHLMC Gold 15 Year, 8.00%, 1/01/10 - 12/01/12 ........................................           121,835             125,010
  FHLMC Gold 30 Year, 5.00%, 7/01/35 ...................................................         3,975,663           3,826,988
  FHLMC Gold 30 Year, 5.00%, 7/01/35 ...................................................         4,374,256           4,210,674
b FHLMC Gold 30 Year, 5.00%, 10/15/35 ..................................................        12,188,000          11,723,332
  FHLMC Gold 30 Year, 5.00%, 10/01/33 - 7/01/35 ........................................         5,813,073           5,598,046

12 | Annual Report

Franklin Strategic Mortgage Portfolio

------------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL AMOUNT c       VALUE
------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MORTGAGE-BACKED SECURITIES (CONTINUED)
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE (CONTINUED)
  FHLMC Gold 30 Year, 5.50%, 9/01/33 ...................................................           599,954        $    593,552
  FHLMC Gold 30 Year, 5.50%, 1/01/35 ...................................................        13,407,810          13,252,928
  FHLMC Gold 30 Year, 6.00%, 7/01/28 - 6/01/34 .........................................           721,860             727,393
  FHLMC Gold 30 Year, 6.00%, 8/01/34 ...................................................         4,395,700           4,426,767
  FHLMC Gold 30 Year, 6.50%, 11/01/27 - 7/01/32 ........................................         1,427,784           1,463,414
  FHLMC Gold 30 Year, 7.50%, 10/01/25 - 8/01/32 ........................................         1,129,149           1,169,053
  FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30 .........................................           210,585             221,683
  FHLMC Gold 30 Year, 8.50%, 10/01/17 - 9/01/30 ........................................           527,744             554,297
  FHLMC Gold 30 Year, 9.00%, 9/01/30 ...................................................           656,579             712,812
  FHLMC Gold 30 Year, 9.25%, 12/01/08 ..................................................            34,921              35,063
  FHLMC Gold 30 Year, 9.50%, 12/01/16 - 4/01/25 ........................................         1,461,367           1,585,880
  FHLMC PC 15 Year, 8.50%, 5/01/17 .....................................................         1,240,680           1,312,812
  FHLMC PC 15 Year, 9.25%, 8/01/14 .....................................................             7,286               7,753
  FHLMC PC 15 Year, 9.50%, 12/01/09 - 8/01/19 ..........................................           211,109             222,436
  FHLMC PC 30 Year, 8.50%, 2/01/17 .....................................................            15,227              16,199
  FHLMC PC 30 Year, 9.00%, 7/01/08 - 6/01/16 ...........................................             4,324               4,529
                                                                                                                  ------------
                                                                                                                    95,500,182
                                                                                                                  ------------
a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 12.4%
  FNMA, 3.399%, 3/01/34 ................................................................           376,866             376,784
  FNMA, 3.556%, 4/01/34 ................................................................         1,242,750           1,242,631
  FNMA, 4.204%, 9/01/33 ................................................................         2,821,453           2,612,362
  FNMA, 4.254%, 3/01/34 ................................................................           530,369             534,639
  FNMA, 4.263%, 1/01/35 ................................................................           888,141             891,846
  FNMA, 4.631%, 11/01/32 ...............................................................         1,086,910           1,088,202
  FNMA, 4.722%, 10/01/32 ...............................................................         3,012,368           3,007,751
  FNMA, 4.789%, 5/01/35 ................................................................         5,253,316           5,264,141
  FNMA, 4.841%, 11/01/34 ...............................................................           247,290             250,694
  FNMA, 4.90%, 8/01/29 .................................................................            57,126              57,574
  FNMA, 4.974%, 12/01/31 ...............................................................           212,883             218,917
  FNMA, 5.125%, 10/01/19 ...............................................................           458,689             459,846
  FNMA, 5.34%, 1/01/18 .................................................................         2,977,958           2,974,832
  FNMA, 5.379%, 5/01/28 ................................................................           613,120             621,067
  FNMA, 5.539%, 5/01/21 ................................................................           404,216             408,074
  FNMA, 5.617%, 4/01/33 ................................................................         2,095,199           2,136,060
  FNMA, 5.726%, 6/01/17 ................................................................           154,476             154,364
  FNMA, 5.896%, 7/01/17 ................................................................           250,869             250,683
  FNMA, 5.904%, 8/01/26 ................................................................           266,854             271,263
  FNMA, 5.995%, 5/01/30 ................................................................           200,064             203,076
  FNMA, 6.00%, 9/01/18 .................................................................            57,350              57,601
  FNMA, 6.226%, 7/01/31 ................................................................         1,305,299           1,325,004
  FNMA, 6.24%, 12/01/24 ................................................................           137,972             140,167
  FNMA, 6.293%, 5/01/27 ................................................................           464,449             475,147
  FNMA, 6.339%, 8/01/27 ................................................................           170,642             175,081
  FNMA, 6.346%, 5/01/27 ................................................................         1,027,763           1,042,405
  FNMA, 6.347%, 7/01/14 ................................................................           482,609             484,883


                                                              Annual Report | 13

Franklin Strategic Mortgage Portfolio

------------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL AMOUNT c       VALUE
------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MORTGAGE-BACKED SECURITIES (CONTINUED)
a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONTINUED)
  FNMA, 6.42%, 6/01/25 .................................................................           274,831        $    278,704
  FNMA, 6.425%, 7/01/25 ................................................................           158,883             162,189
  FNMA, 6.443%, 4/01/18 ................................................................           215,865             220,148
  FNMA, 6.586%, 4/01/27 ................................................................           277,538             282,648
  FNMA, 6.67%, 7/01/19 .................................................................         2,065,885           2,090,393
  FNMA, 6.741%, 1/01/17 ................................................................           878,211             875,443
  FNMA, 6.766%, 12/01/22 ...............................................................           305,352             307,213
  FNMA, 6.783%, 10/01/24 ...............................................................           520,642             531,135
  FNMA, 6.812%, 11/01/31 ...............................................................         1,012,989           1,029,806
  FNMA, 6.814%, 4/01/31 ................................................................           123,214             124,245
  FNMA, 6.895%, 7/01/27 ................................................................           149,748             152,340
  FNMA, 6.919%, 4/01/18 ................................................................            50,641              51,753
  FNMA, 6.934%, 7/01/31 ................................................................            52,471              53,265
  FNMA, 7.00%, 4/01/21 .................................................................            96,971              97,318
  FNMA, 7.018%, 2/01/32 ................................................................           268,928             270,278
  FNMA, 7.042%, 10/01/29 ...............................................................            31,659              31,692
  FNMA, 7.05%, 8/01/32 .................................................................            40,076              41,122
  FNMA, 7.058%, 8/01/29 ................................................................           124,368             127,208
  FNMA, 7.06%, 10/01/32 ................................................................           274,550             275,194
  FNMA, 7.086%, 9/01/32 ................................................................           453,307             463,616
  FNMA, 7.09%, 5/01/31 .................................................................            30,123              30,868
  FNMA, 7.125%, 11/01/28 ...............................................................           163,011             165,384
  FNMA, 7.15%, 6/01/31 .................................................................           410,190             415,803
  FNMA, 7.26%, 8/01/30 .................................................................           205,069             206,120
  FNMA, 7.301%, 10/01/29 ...............................................................           544,638             551,284
  FNMA, 7.435%, 7/01/26 ................................................................            76,933              77,200
                                                                                                                  ------------
                                                                                                                    35,637,463
                                                                                                                  ------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 46.8%
  FNMA 7 Year, 9.00%, 11/01/11 .........................................................           183,993             192,160
  FNMA 15 Year, 5.00%, 7/01/18 .........................................................         5,066,106           4,996,827
  FNMA 15 Year, 5.00%, 6/01/18 - 4/01/20 ...............................................         6,090,806           5,993,529
  FNMA 15 Year, 5.50%, 5/01/14 - 2/01/18 ...............................................         4,832,836           4,846,277
  FNMA 15 Year, 6.50%, 9/01/08 - 10/01/16 ..............................................           437,269             447,116
  FNMA 15 Year, 7.00%, 11/01/11 ........................................................             1,321               1,353
  FNMA 15 Year, 7.50%, 7/01/09 - 7/01/12 ...............................................            42,000              43,333
  FNMA 15 Year, 10.00%, 8/01/15 ........................................................            47,586              52,318
  FNMA 20 Year, 6.50%, 5/01/16 - 5/01/19 ...............................................         4,287,247           4,406,640
  FNMA 30 Year, 5.00%, 4/01/34 .........................................................         1,469,160           1,415,084
b FNMA 30 Year, 5.00%, 10/25/35 ........................................................        33,000,000          31,721,250
b FNMA 30 Year, 5.50%, 9/01/33 - 11/01/35 ..............................................        12,569,850          12,415,489
  FNMA 30 Year, 5.50%, 11/01/34 ........................................................        19,118,565          18,877,858
b FNMA 30 Year, 6.00%, 10/01/28 ........................................................        13,500,000          13,563,288
  FNMA 30 Year, 6.00%, 10/01/34 ........................................................         6,774,109           6,817,860
  FNMA 30 Year, 6.00%, 12/01/23 - 12/01/35 .............................................        13,811,486          13,905,198

14 | Annual Report

Franklin Strategic Mortgage Portfolio

------------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL AMOUNT c       VALUE
------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MORTGAGE-BACKED SECURITIES (CONTINUED)
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE (CONTINUED)
  FNMA 30 Year, 6.50%, 12/01/27 - 8/01/32 ..............................................        9,144,899         $  9,355,147
  FNMA 30 Year, 7.00%, 6/01/24 - 10/01/32 ..............................................        1,961,274            2,020,808
  FNMA 30 Year, 7.50%, 8/01/25 - 5/01/32 ...............................................          578,341              599,590
  FNMA 30 Year, 8.00%, 1/01/25 - 7/01/31 ...............................................          103,307              109,060
  FNMA 30 Year, 8.50%, 11/01/26 - 11/01/28 .............................................        1,402,982            1,507,162
  FNMA 30 Year, 9.00%, 8/01/09 - 9/01/26 ...............................................          383,067              400,015
  FNMA 30 Year, 9.25%, 10/01/09 ........................................................            7,265                7,283
  FNMA 30 Year, 9.50%, 11/01/15 - 4/01/30 ..............................................          566,288              611,641
  FNMA 30 Year, 10.00%, 7/01/16 - 4/01/21 ..............................................          405,175              447,082
  FNMA 30 Year, 10.50%, 1/01/16 - 5/01/30 ..............................................           35,733               39,234
  FNMA 30 Year, 11.00%, 10/01/15 .......................................................           18,847               20,571
  FNMA 30 Year, 12.00%, 4/01/15 - 5/01/16 ..............................................            4,819                5,342
  FNMA 30 Year, 12.50%, 12/01/13 .......................................................            1,049                1,171
                                                                                                                  ------------
                                                                                                                   134,819,686
                                                                                                                  ------------
a GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE 0.2%
  GNMA, 5.125%, 11/20/25 ...............................................................          107,340              108,145
  GNMA, 5.75%, 7/20/27 .................................................................          340,420              343,209
                                                                                                                  ------------
                                                                                                                       451,354
                                                                                                                  ------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 3.0%
  GNMA I SF 15 Year, 7.00%, 4/15/14 ....................................................           70,412               72,597
  GNMA I SF 15 Year, 8.00%, 9/15/15 ....................................................           33,655               35,692
  GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32 ..........................................          831,013              854,194
  GNMA I SF 30 Year, 7.00%, 3/15/17 - 2/15/32 ..........................................        1,028,003            1,060,508
  GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29 ........................................          138,901              144,746
  GNMA I SF 30 Year, 8.00%, 1/15/17 - 9/15/27 ..........................................          472,318              499,470
  GNMA I SF 30 Year, 8.25%, 4/15/08 - 5/15/21 ..........................................          311,780              330,337
  GNMA I SF 30 Year, 8.50%, 6/15/16 - 7/15/24 ..........................................          525,674              564,466
  GNMA I SF 30 Year, 9.00%, 8/15/08 - 8/15/28 ..........................................          178,417              187,278
  GNMA I SF 30 Year, 9.50%, 10/15/09 - 1/15/10 .........................................          125,719              130,890
  GNMA I SF 30 Year, 10.00%, 10/15/18 - 2/15/19 ........................................           10,308               11,474
  GNMA I SF 30 Year, 10.50%, 1/15/16 ...................................................            1,157                1,290
  GNMA II SF 30 Year, 6.00%, 6/20/34 ...................................................        1,645,180            1,664,334
  GNMA II SF 30 Year, 6.50%, 1/20/26 - 2/20/34 .........................................        1,542,715            1,581,329
  GNMA II SF 30 Year, 7.00%, 3/20/27 - 11/20/32 ........................................          347,597              357,953
  GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32 ........................................          896,663              927,436
  GNMA II SF 30 Year, 8.00%, 1/20/17 - 8/20/26 .........................................          258,572              271,401
  GNMA II SF 30 Year, 8.50%, 7/20/16 - 8/20/16 .........................................           86,948               92,437
  GNMA II SF 30 Year, 9.00%, 11/20/19 - 3/20/25 ........................................           10,379               11,171
  GNMA II SF 30 Year, 10.50%, 6/20/20 ..................................................               28                   32
                                                                                                                  ------------
                                                                                                                     8,799,035
                                                                                                                  ------------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $291,777,410) .................................                           288,068,919
                                                                                                                  ------------


                                                              Annual Report | 15

Franklin Strategic Mortgage Portfolio

------------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL AMOUNT c       VALUE
------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES 23.5%
    FINANCE 23.5%
  a Ace Securities Corp., 2005-HE5, A2A, 5.45%, 8/25/35 ................................          847,084         $    847,724
  a AFC Home Equity Loan Trust, 1997-4, 2A2, 5.97%, 12/22/27 ...........................          805,818              806,638
a,d Bayview Commercial Asset Trust, 2006-CD1A, A-1, 144A, 4.619%, 7/25/23 (Canada) .....        2,428,554 CAD        2,170,915
  a Bear Stearns Asset Backed Securities Inc., 2005-HE2, 1A2, 5.57%, 2/25/35 ...........        2,078,980            2,081,313
  a Bear Stearns Commercial Mortgage Securities Inc., 2005-PW10, A4, 5.405%, 12/11/40 ..        3,000,000            3,015,506
    CitiFinancial Mortgage Securities Inc., 2003-4, AF6, 4.493%, 10/25/33 ..............        2,250,000            2,183,057
  a Contimortgage Home Equity Loan Trust, 1999-3, A6, 8.18%, 12/25/29 ..................          187,949              187,784
    Countrywide Asset-Backed Certificates, 2004-7, AF4, 4.774%, 8/25/32 ................        2,862,000            2,835,575
    First Franklin Mortgage Loan Asset-Backed Certificates,
      a 2004-FF11, 1A2, 5.68%, 1/25/35 .................................................        2,588,816            2,594,579
        2005-FF10, A2, 5.43%, 11/25/35 .................................................          931,506              932,210
    FNMA, G93-33, K, 7.00%, 9/25/23 ....................................................        2,677,398            2,797,222
  a Fremont Home Loan Trust, 2004-4, 2A2, 5.61%, 3/25/35 ...............................        1,814,584            1,817,772
    GE Capital Commercial Mortgage Corp., 2003-CI, A4, 4.819%, 1/10/38 .................        1,262,683            1,234,349
    Greenwich Capital Commercial Funding Corp., 2004-GG1, A7, 5.317%, 6/10/36 ..........        5,000,000            5,005,985
    JPMorgan Chase Commercial Mortgage Securities Corp.,
     a 2004-CB9, A4, 5.558%, 6/12/41 ...................................................        3,779,632            3,829,761
       2004-LN2, A2, 5.115%, 7/15/41 ...................................................          557,685              549,624
  a Master Asset-Backed Securities Trust, 2006-AB1, A1, 5.47%, 2/25/36 .................        3,638,795            3,641,557
  a Merrill Lynch Mortgage Investors Trust, 2005-WMC1, A2B, 5.55%, 9/25/35 .............          424,980              425,428
  a Morgan Stanley Capital I, 2004-IQ7, A4, 5.564%, 6/15/38 ............................        6,000,000            6,054,443
  a Nomura Home Equity Loan Inc., 2006-HE1, A1, 5.404%, 2/25/36 ........................        1,109,216            1,110,191
  a Novastar Home Equity Loan,
       2005-2, A2B, 5.48%, 10/25/35 ....................................................        4,544,200            4,548,035
       2005-3, A2A, 5.46%, 1/25/36 .....................................................          439,018              439,329
  a Ownit Mortgage Loan Asset-Backed Certificate, 2006-6, A2B, 5.434%, 9/25/37 .........        2,000,000            1,999,530
    Residential Asset Securities Corp.,
     a 2000-KS2, AII, 5.83%, 3/25/30 ...................................................          910,150              910,984
       2004-KS1, AI4, 4.213%, 4/25/32 ..................................................        2,380,312            2,345,744
    Residential Funding Mortgage Securities II,
       2004-HI2, A4, 5.24%, 9/25/18 ....................................................        5,000,000            4,974,841
       2005-HI1, A4, 4.70%, 8/25/34 ....................................................        4,000,000            3,952,952
  a Specialty Underwriting And Residential Finance, 2006-BC2, A2A, 5.39%, 2/25/37 ......        2,716,843            2,718,907
  a Structured Asset Securities Corp., 2005-SC1, 1A1, 5.60%, 5/25/31 ...................        1,315,769            1,320,357
  a Travelers Mortgage Services Inc., 1998-5A, A, 4.615%, 12/25/18 .....................          197,976              197,941
    Vanderbilt Mortgage Finance, 1998-C, 1A6, 6.75%, 10/07/28 ..........................          100,000              103,733
                                                                                                                  ------------
    TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES
     (COST $68,366,940) ................................................................                            67,633,986
                                                                                                                  ------------
    TOTAL LONG TERM INVESTMENTS (COST $360,144,350) ....................................                           355,702,905
                                                                                                                  ------------


16 | Annual Report

Franklin Strategic Mortgage Portfolio

-------------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL AMOUNT c        VALUE
-------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 1.3%
    U.S. GOVERNMENT AND AGENCY SECURITIES (COST $148,864) 0.1%

e,f U.S. Treasury Bill, 11/24/06 .......................................................          150,000         $     148,967
                                                                                                                  -------------
    TOTAL INVESTMENTS BEFORE MONEY MARKET FUND (COST $360,293,214) .....................                            355,851,872
                                                                                                                  -------------
                                                                                            ------------------
                                                                                                  SHARES
                                                                                            ------------------
    MONEY MARKET FUND (COST $3,673,168) 1.2%
  g Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% ...............        3,673,168             3,673,168
                                                                                                                  -------------
    TOTAL INVESTMENTS (COST $363,966,382) 124.9% .......................................                            359,525,040
    OTHER ASSETS, LESS LIABILITIES (24.9)% .............................................                            (71,660,318)
                                                                                                                  -------------
    NET ASSETS 100.0% ..................................................................                          $ 287,864,722
                                                                                                                  =============

CURRENCY ABBREVIATIONS
CAD  -  Canadian Dollar

SELECTED PORTFOLIO ABBREVIATIONS
PC   -  Participation Certificate
SF   -  Single Family


a     The coupon rate shown represents the rate at period end.

b     See Note 1(c) regarding securities purchased on a to-be-announced basis.

c     The principal amount is stated in U.S. dollars unless otherwise indicated.

d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At September 30, 2006, the value of this security was $2,170,915, representing 0.75% of net assets.

e     The security is traded on a discount basis with no stated coupon rate.

f     On deposit with broker for initial margin on futures contracts (Note
      1(e)).

g See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 17

 Franklin Strategic Mortgage Portfolio

 FINANCIAL STATEMENTS

 STATEMENT OF ASSETS AND LIABILITIES
 September 30, 2006

Assets:
 Investments in securities:
  Cost - Unaffiliated issuers .......................................   $ 360,293,214
  Cost - Sweep Money Fund (Note 7) ..................................       3,673,168
                                                                        -------------
  Total cost of investments .........................................   $ 363,966,382
                                                                        =============
  Value - Unaffiliated issuers ......................................   $ 355,851,872
  Value - Sweep Money Fund (Note 7) .................................       3,673,168
                                                                        -------------
  Total value of investments ........................................     359,525,040
 Receivables:
  Investment securities sold ........................................      14,003,052
  Capital shares sold ...............................................         211,016
  Interest ..........................................................       1,283,800
  Variation margin ..................................................           9,531
                                                                        -------------
       Total assets .................................................     375,032,439
                                                                        -------------
Liabilities:
 Payables:
  Investment securities purchased ...................................      85,800,505
  Capital shares redeemed ...........................................         995,048
  Affiliates ........................................................         108,019
  Distributions to shareholders .....................................         193,756
 Accrued expenses and other liabilities .............................          70,389
                                                                        -------------
       Total liabilities ............................................      87,167,717
                                                                        -------------
         Net assets, at value .......................................   $ 287,864,722
                                                                        =============
Net assets consist of:
 Paid-in capital ....................................................   $ 309,972,049
 Distributions in excess of net investment income ...................        (186,974)
 Net unrealized appreciation (depreciation) .........................      (4,477,035)
 Accumulated net realized gain (loss) ...............................     (17,443,318)
                                                                        -------------
        Net assets, at value ........................................   $ 287,864,722
                                                                        =============
Shares outstanding ..................................................      30,021,850
                                                                        =============
Net asset value per share a .........................................   $        9.59
                                                                        =============
Maximum offering price per share (net asset value per share / 95.75%)   $       10.01
                                                                        =============


a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.

18 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Mortgage Portfolio

STATEMENT OF OPERATIONS
for the year ended September 30, 2006

Investment income:
 Dividends from Sweep Money Fund (Note 7) ...............................   $     386,368
 Interest ...............................................................      15,744,132
                                                                            -------------
        Total investment income .........................................      16,130,500
                                                                            -------------
Expenses:
 Management fees (Note 3a) ..............................................       1,238,271
 Transfer agent fees (Note 3d) ..........................................         348,279
 Custodian fees (Note 4) ................................................           7,692
 Reports to shareholders ................................................          55,112
 Registration and filing fees ...........................................          35,659
 Professional fees ......................................................          29,114
 Trustees' fees and expenses ............................................          20,871
 Other ..................................................................          19,371
                                                                            -------------
        Total expenses ..................................................       1,754,369
        Expense reductions (Note 4) .....................................            (571)
                                                                            -------------
         Net expenses ...................................................       1,753,798
                                                                            -------------
          Net investment income .........................................   $  14,376,702
                                                                            -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ...........................................................      (2,293,533)
  Foreign currency transactions .........................................          (1,522)
  Financial futures contracts ...........................................         (62,680)
                                                                            -------------
          Net realized gain (loss) ......................................      (2,357,735)
                                                                            -------------
 Net change in unrealized appreciation (depreciation) on:
  Investments ...........................................................      (1,198,222)
  Translation of assets and liabilities denominated in foreign currencies             245
                                                                            -------------
 Net change in unrealized appreciation (depreciation) ...................      (1,197,977)
                                                                            -------------
Net realized and unrealized gain (loss) .................................      (3,555,712)
                                                                            -------------
Net increase (decrease) in net assets resulting from operations .........   $  10,820,990
                                                                            =============


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 19

Franklin Strategic Mortgage Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             ------------------------------
                                                                                                YEAR ENDED SEPTEMBER 30,
                                                                                                  2006             2005
                                                                                             ------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..................................................................   $  14,376,702    $  15,087,197
  Net realized gain (loss) from investments, foreign currency transactions, and financial
   futures contracts .....................................................................      (2,357,735)       1,696,373
  Net change in unrealized appreciation (depreciation) on investments and translation of
   assets and liabilities denominated in foreign currencies ..............................      (1,197,977)      (6,505,039)
                                                                                             ------------------------------
       Net increase (decrease) in net assets resulting from operations ...................      10,820,990       10,278,531
 Distributions to shareholders from net investment income ................................     (16,436,788)     (19,157,429)
 Capital share transactions (Note 2) .....................................................     (74,284,316)        (212,871)
 Redemption fees .........................................................................           6,040            2,497
                                                                                             ------------------------------
       Net increase (decrease) in net assets .............................................     (79,894,074)      (9,089,272)
Net assets:
 Beginning of year .......................................................................     367,758,796      376,848,068
                                                                                             ------------------------------
 End of year .............................................................................   $ 287,864,722    $ 367,758,796
                                                                                             ==============================
Distributions in excess of net investment income included in net assets:
 End of year .............................................................................   $    (186,974)   $    (387,249)
                                                                                             ==============================


20 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Mortgage Portfolio

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Strategic Mortgage Portfolio (the Trust) is registered under the Investment Company Act of 1940 (1940 Act) as a diversified, open-end investment company, consisting of one fund, the Franklin Strategic Mortgage Portfolio (the
Fund).

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

                                                              Annual Report | 21

Franklin Strategic Mortgage Portfolio

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Directors.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. SECURITIES PURCHASED ON A TBA BASIS

The Fund may purchase securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

D. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.


22 | Annual Report

Franklin Strategic Mortgage Portfolio

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. FUTURES CONTRACTS

The Fund may purchase financial futures contracts to gain exposure to market changes. A financial futures contract is an agreement between two parties to buy or sell a security for a set price on a future date. Required initial margin deposits of cash or securities are maintained by the Fund's custodian in segregated accounts as disclosed in the Statement of Investments. Subsequent payments, known as variation margin, are made or received by the Fund depending on the fluctuations in the value of the underlying securities. Such variation margin is accounted for as unrealized gains or losses until the contract is closed, at which time the gains or losses are reclassified to realized. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include the possibility there may be an illiquid secondary market and/or a change in the value of the contract may not correlate with the changes in the value of the underlying securities.

F. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized at the time of the sale and the difference between the repurchase price and sale price is recorded as an unrealized gain or loss to the Fund. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

G. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

H. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income are normally declared daily and distributed monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

                                                              Annual Report | 23

Franklin Strategic Mortgage Portfolio

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

I. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

J. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

K. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At September 30, 2006, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                ----------------------------------------------------------
                                                  YEAR ENDED SEPTEMBER 30,
                                            2006                           2005
                                ----------------------------------------------------------
                                   SHARES          AMOUNT         SHARES          AMOUNT
                                ----------------------------------------------------------
Shares sold .................     3,601,439    $  34,449,038     7,456,991    $ 73,749,930
Shares issued in reinvestment
  of distributions ..........     1,441,749       13,769,644     1,619,656      15,988,181
Shares redeemed .............   (12,807,953)    (122,502,998)   (9,114,072)    (89,950,982)
                                ----------------------------------------------------------
Net increase (decrease) .....    (7,764,765)   $ (74,284,316)      (37,425)   $   (212,871)
                                ==========================================================

24 | Annual Report

Franklin Strategic Mortgage Portfolio

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

--------------------------------------------------------------------------------------
 SUBSIDIARY                                                     AFFILIATION
--------------------------------------------------------------------------------------
 Franklin Advisers, Inc. (Advisers)                             Investment manager
 Franklin Templeton Services, LLC (FT Services)                 Administrative manager
 Franklin Templeton Distributors, Inc. (Distributors)           Principal underwriter
 Franklin Templeton Investor Services, LLC (Investor Services)  Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
 ANNUALIZED FEE RATE    NET ASSETS
--------------------------------------------------------------------------------
        0.40%           First $250 million
        0.38%           Over $250 million, up to and including $500 million
        0.36%           In excess of $500 million

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Sales charges retained net of commissions paid to
 unaffiliated broker/dealers .................................  $ 25,976
Contingent deferred sales charges retained ...................  $  6,804

D. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $348,279, of which $209,160 was retained by Investor Services.

E. OTHER AFFILIATED TRANSACTIONS

At September 30, 2006, Advisers owned 21.01% of the Fund's outstanding shares.


                                                              Annual Report | 25

Franklin Strategic Mortgage Portfolio

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended September 30, 2006, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At September 30, 2006, the Fund had tax basis capital losses which may be carried over to offset future capital gains, if any. The capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
  2012 ...........................................   $  6,223,578
  2013 ...........................................      4,584,050
  2014 ...........................................      2,817,022
                                                     ------------
                                                     $ 13,624,650
                                                     ============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, mortgage dollar roll transactions, and paydown losses.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, mortgage dollar roll transactions, financial futures transactions, and paydown losses.

For tax purposes, realized capital losses and realized currency losses, occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At September 30, 2006, the Fund deferred realized capital losses and realized currency losses of $3,842,823 and 2,409, respectively.

At September 30, 2006, the cost of investments, net unrealized appreciation (depreciation), and undistributed ordinary income for income tax purposes were as follows:

Cost of investments .......................................   $ 364,235,288
                                                              =============

Unrealized appreciation ...................................         643,406
Unrealized depreciation ...................................      (5,353,654)
                                                              -------------
Net unrealized appreciation ...............................   $  (4,710,248)
                                                              =============

Distributable earnings - undistributed ordinary income ....   $     266,317
                                                              =============

The tax character of distributions paid during the years ended September 30, 2006 and 2005, were as follows:

                                                ---------------------------
                                                      2006          2005
                                                ---------------------------
Distributions paid from ordinary income ......   $ 16,436,788  $ 19,157,429
                                                ===========================


26 | Annual Report

Franklin Strategic Mortgage Portfolio

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended September 30, 2006, aggregated $926,178,429 and $967,040,791, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. FINANCIAL FUTURES CONTRACTS

At September 30, 2006, the Fund had the following financial futures contracts outstanding:

--------------------------------------------------------------------------------------
                                NUMBER OF                     CONTRACT     UNREALIZED
CONTRACTS TO BUY                CONTRACTS   DELIVERY DATES   FACE VALUE    GAIN (LOSS)
--------------------------------------------------------------------------------------
U.S. Treasury Long Bond .......     50         12/01/06      $ 5,000,000    $  96,875


--------------------------------------------------------------------------------------
                                NUMBER OF                     CONTRACT     UNREALIZED
CONTRACTS TO SELL               CONTRACTS   DELIVERY DATES   FACE VALUE    GAIN (LOSS)
--------------------------------------------------------------------------------------
U.S. Treasury 2 Year Note .....     50         12/01/06      $10,000,000    $ (26,563)
U.S. Treasury 5 Year Note .....     10         12/01/06      $ 1,000,000    $  (6,719)
U.S. Treasury 10 Year Bond ....     70         12/01/06      $ 7,000,000    $ (99,531)

9. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop separate plans for the distribution of the respective settlement monies. The CAGO approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement, and in March 2005, the disbursement of monies to the relevant funds in accordance with the terms and conditions of that settlement was completed. The Trust did not participate in the CAGO Settlement.

                                                              Annual Report | 27

Franklin Strategic Mortgage Portfolio

9. REGULATORY MATTERS (CONTINUED)

On June 23, 2006, the SEC approved the IDC's proposed plan of distribution arising from the December 13, 2004 SEC Order and disbursement of the settlement monies to the designated funds in accordance with the terms and conditions of the SEC's order and the plan was completed in September 2006. The Trust did not participate in the December 13, 2004 SEC Order.

The IDC has also completed a proposed Plan of Distribution under the August 2, 2004 SEC Order resolving the SEC's market timing investigation and has submitted that plan to the SEC staff, where it is under review. The SEC has announced the following expected schedule with respect to the market timing Plan of Distribution. The SEC anticipates that Notice of the Plan will be published on or after November 15, 2006. After publication and comment, the proposed Distribution Plan will be submitted to the SEC for approval. When the SEC approves the proposed Distribution Plan, with modifications as appropriate, distributions will begin pursuant to that Plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

28 | Annual Report

Franklin Strategic Mortgage Portfolio

10. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

                                                              Annual Report | 29

Franklin Strategic Mortgage Portfolio

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Strategic Mortgage Portfolio (the "Fund") at September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
November 15, 2006

30 | Annual Report

Franklin Strategic Mortgage Portfolio

TAX DESIGNATION (UNAUDITED)

Under Section 871(k)(1)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $15,915,969 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended September 30, 2006.

                                                              Annual Report | 31

Franklin Strategic Mortgage Portfolio

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
 NAME, YEAR OF BIRTH                               LENGTH OF        FUND COMPLEX OVERSEEN
 AND ADDRESS                         POSITION      TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 HARRIS J. ASHTON (1932)             Trustee       Since 1992       141                        Director, Bar-S Foods (meat
 One Franklin Parkway                                                                          packing company).
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
 Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
 EDITH E. HOLIDAY (1952)             Trustee       Since 2003       142                        Director, Hess Corporation (formerly,
 One Franklin Parkway                                                                          Amerada Hess Corporation) (explo-
 San Mateo, CA 94403-1906                                                                      ration and refining of oil and gas),
                                                                                               H.J. Heinz Company (processed
                                                                                               foods and allied products), RTI
                                                                                               International Metals, Inc. (manufac-
                                                                                               ture and distribution of titanium),
                                                                                               Canadian National Railway (railroad)
                                                                                               and White Mountains Insurance
                                                                                               Group, Ltd. (holding company).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and
 Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to
 the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------
 FRANK W.T. LAHAYE (1929)            Trustee       Since 1992       116                        Director, Center for Creative Land
 One Franklin Parkway                                                                          Recycling (redevelopment).
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------

32 | Annual Report

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                            NUMBER OF PORTFOLIOS IN
 NAME, YEAR OF BIRTH                                  LENGTH OF             FUND COMPLEX OVERSEEN
 AND ADDRESS                         POSITION         TIME SERVED           BY BOARD MEMBER*               OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 **CHARLES B. JOHNSON (1933)         Trustee and      Trustee since         141                            None
 One Franklin Parkway                Chairman of      1992 and
 San Mateo, CA 94403-1906            the Board        Chairman of the
                                                      Board since 1993

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin
 Templeton Distributors, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
 Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 **RUPERT H. JOHNSON, JR. (1940)     Trustee,         Trustee since         126                            None
 One Franklin Parkway                President and    1992, President
 San Mateo, CA 94403-1906            Chief            since 1993 and
                                     Executive        Chief Executive
                                     Officer          Officer -
                                     - Investment     Investment
                                     Management       Management
                                                      since 2002

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and
 officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of
 44 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 HARMON E. BURNS (1945)              Vice             Since 1992            Not Applicable                 Not Applicable
 One Franklin Parkway                President
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in
 Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 JAMES M. DAVIS (1952)               Chief            Chief Compliance      Not Applicable                 Not Applicable
 One Franklin Parkway                Compliance       Officer since 2004
 San Mateo, CA 94403-1906            Officer and      and Vice
                                     Vice President   President - AML
                                     - AML            Compliance since
                                     Compliance       February 2006

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director, Global Compliance, Franklin Resources, Inc.; officer of 46 of the investment companies in Franklin Templeton
 Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------

                                                              Annual Report | 33

------------------------------------------------------------------------------------------------------------------------------------
                                                                             NUMBER OF PORTFOLIOS IN
 NAME, YEAR OF BIRTH                                    LENGTH OF            FUND COMPLEX OVERSEEN
 AND ADDRESS                         POSITION           TIME SERVED          BY BOARD MEMBER*               OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 LAURA FERGERSON (1962)              Treasurer          Since 2004           Not Applicable                 Not Applicable
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President, Franklin Templeton Services, LLC; officer of 30 of the investment companies in Franklin Templeton Investments;
 and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of
 most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton
 Services, LLC (1997-2003).
------------------------------------------------------------------------------------------------------------------------------------
 JIMMY D. GAMBILL (1947)             Senior Vice        Since 2002           Not Applicable                 Not Applicable
 500 East Broward Blvd.              President and
 Suite 2100                          Chief
 Fort Lauderdale, FL 33394-3091      Executive
                                     Officer -
                                     Finance and
                                     Administration

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 DAVID P. GOSS (1947)                Vice President     Since 2000           Not Applicable                 Not Applicable
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
 Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 BARBARA J. GREEN (1947)             Vice President     Since 2000           Not Applicable                 Not Applicable
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
 Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services,
 LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services,
 LLC, Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and
 Templeton/Franklin Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of
 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment
 Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney
 Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S.
 District Court (District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------
 KAREN L. SKIDMORE (1952)            Vice President     Vice President       Not Applicable                 Not Applicable
 One Franklin Parkway                and Secretary      since March 2006
 San Mateo, CA 94403-1906                               and Secretary
                                                        since April 2006

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Templeton Funds Annuity
 Company; and officer of 30 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

34 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                             NUMBER OF PORTFOLIOS IN
 NAME, YEAR OF BIRTH                                    LENGTH OF            FUND COMPLEX OVERSEEN
 AND ADDRESS                         POSITION           TIME SERVED          BY BOARD MEMBER*               OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 CRAIG S. TYLE (1960)                Vice President     Since 2005           Not Applicable                 Not Applicable
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of 46 of the investment companies in Franklin
 Templeton Investments; and FORMERLY, Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company
 Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------
 GALEN G. VETTER (1951)              Chief Financial    Since 2004           Not Applicable                 Not Applicable
 500 East Broward Blvd.              Officer and
 Suite 2100                          Chief
 Fort Lauderdale, FL 33394-3091      Accounting
                                     Officer

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton
 Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987
 and 1991-2004).
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

Note 2: Prior to September 30, 2006, Mr. S. Joseph Fortunato and Mr. Gordon S. Macklin each ceased to be a trustee of the Trust.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                              Annual Report | 35

Franklin Strategic Mortgage Portfolio

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

36 | Annual Report

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

RETIREMENT TARGET FUNDS

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund 4
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond
Fund Templeton Income Fund

TAX-FREE INCOME 5

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 6

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC

Alabama                   Michigan 6
Arizona                   Minnesota 6
California 7              Missouri
Colorado                  New Jersey
Connecticut               New York 7
Florida 7                 North Carolina
Georgia                   Ohio 6
Kentucky                  Oregon
Louisiana                 Pennsylvania
Maryland                  Tennessee
Massachusetts 6           Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products
  Trust 8


1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

6.    Portfolio of insured municipal securities.

7. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

8. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

07/06                                              Not part of the annual report

    [LOGO](R)
FRANKLIN TEMPLETON              One Franklin Parkway
   INVESTMENTS                  San Mateo, CA 94403-1906


o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

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ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN STRATEGIC
MORTGAGE PORTFOLIO

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

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157 A2006 11/06

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $22,559 for the fiscal year ended September 30, 2006 and $16,453 for the fiscal year ended September 30, 2005.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $183 for the fiscal year ended September 30, 2006 and $0 for the fiscal year ended September 30, 2005. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $175,678 for the fiscal year ended September 30, 2006 and $4,500 for the fiscal year ended September 30, 2005. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and the review of the ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)  pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through
(iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $175,861 for the fiscal year ended September 30, 2006 and $4,500 for the fiscal year ended September 30, 2005.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By /S/JIMMY D. GAMBILL
   ------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 27, 2006


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    November 27, 2006